Borrowings - Senior Unsecured Bonds (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Apr. 29, 2026
Debt Instrument [Line Items]
Senior unsecured bonds	$ 300,000	$ 300,000	$ 330,000
Bond premium			812
Outstanding balance	1,124,761	1,124,761	1,130,638
2030 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds	$ 300,000	$ 300,000
Initial issue amount				$ 300,000
Fixed-rate interest	7.75%	7.75%
Debt instrument, frequency of periodic payment		semi-annually
Debt instrument, payment terms		2028 at 103.875% of the nominal amount, with the call price decreasing every six months until it reaches par in May 2030.
Long-term debt, description	repayment of certain secured debt facilities relating to 41 vessels
Issue of outstanding bonds			$ 30,000
Issue priced on outstanding bonds			102.75%
Bond premium			$ 825
Outstanding balance			$ 330,000